UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Activities
Net income (loss)	$ 309	$ 391
Adjusted for the following items:
Equity accounted earnings, net of distributions	84	216
Impairment expense (reversal), net	(5)	14
Depreciation and amortization expense	1,535	1,497
(Gain) loss on dispositions, net	(1)	(220)
Provisions and other items	61	(444)
Deferred income tax expense (recovery)	(208)	(248)
Changes in non-cash working capital, net	(1,003)	92
Cash from (used in) operating activities	772	1,298
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the Corporation	8,649	11,955
Repayment of non-recourse subsidiary borrowings of the Corporation	(6,870)	(7,007)
Proceeds from corporate borrowings	505	410
Repayment of corporate borrowings	(200)	(1,440)
Proceeds from other financing	0	130
Repayment of other financing	(26)	(70)
Proceeds from (repayment of) other credit facilities, net	0	17
Lease liability repayment	(132)	(130)
Capital provided by others who have interests in operating subsidiaries	300	675
Repurchases of Class A shares	(97)	(157)
Distributions to Class A shareholders	(26)	(27)
Distributions to preferred securities holders	(26)	(26)
Distributions to Special shareholder	(95)	0
Distributions and capital paid to others who have interests in operating subsidiaries	(467)	(3,797)
Cash from (used in) financing activities	1,515	533
Acquisitions
Subsidiaries, net of cash acquired	(98)	(1,619)
Property, plant and equipment and intangible assets	(1,211)	(969)
Equity accounted investments	(250)	(191)
Financial assets and other	(2,254)	(1,372)
Dispositions
Subsidiaries, net of cash disposed	0	508
Property, plant and equipment and intangible assets	23	89
Equity accounted investments	13	0
Financial assets and other	2,016	1,570
Net settlement of derivative assets and liabilities	(4)	(59)
Restricted cash and deposits	(235)	104
Cash from (used in) investing activities	(2,000)	(1,939)
Cash and cash equivalents
Change during the period	287	(108)
Impact of foreign exchange	56	213
Net change in cash classified within assets held for sale	(442)	(15)
Balance, beginning of year	3,546	3,239
Balance, end of period	$ 3,447	$ 3,329